Nature of business and organization (Details Narrative)					6 Months Ended
	Feb. 16, 2024 shares	Oct. 06, 2023 shares	Mar. 23, 2023 USD ($) $ / shares shares	Nov. 30, 2022	Jun. 30, 2024 USD ($)	Jun. 30, 2024 SGD ($)	Jun. 30, 2023 SGD ($)
Number of shares issued		171,384	2,800,000
Gross proceeds from initial public offering					$ 3,849,545	$ 5,216,904	$ 11,292,152
IPO [Member]
Number of shares issued	3,555,555		2,800,000
Share price | $ / shares			$ 4.00
Gross proceeds from initial public offering | $			$ 11,200,000
Anthill [Member]
Beneficial ownership interest percentage				57.79%
Anthill [Member] | Ohmyhome (BVI) Limited [Member]
Beneficial ownership interest percentage				57.79%
Other Existing Shareholders [Member]
Beneficial ownership interest percentage				42.21%
Other Existing Shareholders [Member] | Ohmyhome (BVI) Limited [Member]
Beneficial ownership interest percentage				42.21%
Ohmyhome Property Management Pte. Ltd. (formerly Simply Sakal Pte. Ltd.) [Member]
Noncontrolling interest ownership percentage by parent		100.00%			100.00%	100.00%